Remuneration of Key Management Personnel (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remuneration of Key Management Personnel (Textual)
Payments to a defined contribution pension schemes on behalf of directors or employees	$ 15
Directors or Employees [Member]
Remuneration of Key Management Personnel (Textual)
Payments to a defined contribution pension schemes on behalf of directors or employees		$ 17	$ 6